Financial Instruments - Schedule of Contractual Principal Payments Due with Final Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures	R$ 7,992	R$ 40,740	R$ 51,197
Less than 1 year [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures	7,992
1 to 3 years [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures
3 to 5 years [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures